Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Direxion Auspice Broad Commodity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Direxion Auspice Broad Commodity Strategy ETF
Class Name	Direxion Auspice Broad Commodity Strategy ETF
Trading Symbol	COM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Auspice Broad Commodity Strategy ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Auspice Broad Commodity Strategy ETF	$38	0.70%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 267,229,474
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 178,372
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$267,229,474
Number of Holdings	2
Net Advisory Fee	$178,372
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Futures Contracts	74.0%
Total (as % of net assets)	74.0%

Security Type	(%)
Short-Term Investments and Other Assets	95.9%
Futures Contracts	4.1%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	96.1%
Cotton No.2 December 2026 Futures	2.0%
Soybean November 2026 Futures	0.6%
Wheat July 2026 Futures	0.6%
NY Harbor ULSD May 2026 Futures	0.5%
Gasoline RBOB September 2026 Futures	0.4%
Corn September 2026 Futures	0.3%
WTI Crude October 2026 Futures	0.2%
Silver July 2026 Futures	0.0%
Copper September 2026 Futures	0.0%
Gold June 2026 Futures	0.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion HCM Tactical Enhanced US ETF
Shareholder Report [Line Items]
Fund Name	Direxion HCM Tactical Enhanced US ETF
Class Name	Direxion HCM Tactical Enhanced US ETF
Trading Symbol	HCMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion HCM Tactical Enhanced US ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion HCM Tactical Enhanced US ETF	$55	1.15%
[2]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.15%
Net Assets	$ 551,076,641
Holdings Count | $ / shares	508
Advisory Fees Paid, Amount	$ 2,962,686
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$551,076,641
Number of Holdings	508
Net Advisory Fee	$2,962,686
Portfolio Turnover	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	90.0%
Common Stocks	39.8%
Total (as % of net assets)	129.8%

Security Type	(%)
Short-Term Investments and Other Assets	56.6%
Common Stocks	39.8%
Total Return Swap Contracts	3.6%

Top Holdings	(%)
Dreyfus Treasury Securities Cash Management Institutional Shares	41.5%
Goldman Sachs Financial Square Government Fund Institutional Shares	12.9%
Dreyfus Government Cash Management Institutional Shares	5.0%
NVIDIA Corp.	3.1%
Apple, Inc.	2.6%
Invesco QQQ Trust Series 1 total return swap	2.2%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.4%
Technology Select Sector SPDR Fund total return swap	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion NASDAQ-100® Equal Weighted Index ETF
Shareholder Report [Line Items]
Fund Name	Direxion NASDAQ-100® Equal Weighted Index ETF
Class Name	Direxion NASDAQ-100® Equal Weighted Index ETF
Trading Symbol	QQQE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion NASDAQ-100® Equal Weighted Index ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion NASDAQ-100® Equal Weighted Index ETF	$18	0.35%
[3]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 1,215,536,882
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 918,110
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,215,536,882
Number of Holdings	102
Net Advisory Fee	$918,110
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Common Stocks	100.0%
Total (as % of net assets)	100.0%

Index Composition	(%)
Information Technology	44.2%
Industrials	12.0%
Consumer Discretionary	10.9%
Health Care	8.6%
Communication Services	8.1%
Consumer Staples	7.7%
Utilities	3.9%
Energy	2.0%
Financials	1.0%
Materials	0.9%
Real Estate	0.7%

Top 10 Constituents of Index	(%)
Intel Corp.	1.9%
Marvell Technology, Inc.	1.7%
Advanced Micro Devices, Inc.	1.6%
Seagate Technology Holdings PLC ADR	1.5%
ARM Holdings PLC ADR	1.4%
NXP Semiconductors NV ADR	1.4%
Monolithic Power Systems, Inc.	1.4%
Texas Instruments, Inc.	1.4%
Western Digital Corp.	1.3%
Microchip Technology, Inc.	1.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AAPL Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AAPL Bear 1X ETF
Class Name	Direxion Daily AAPL Bear 1X ETF
Trading Symbol	AAPD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AAPL Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AAPL Bear 1X ETF	$46	0.93%
[4]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 18,607,380
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 76,672
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,607,380
Number of Holdings	9
Net Advisory Fee	$76,672
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AAPL Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AAPL Bull 2X ETF
Class Name	Direxion Daily AAPL Bull 2X ETF
Trading Symbol	AAPU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AAPL Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AAPL Bull 2X ETF	$41	0.86%
[5]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%
Net Assets	$ 205,313,381
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 634,151
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$205,313,381
Number of Holdings	11
Net Advisory Fee	$634,151
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	186.9%
Common Stocks	13.1%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily ADBE Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily ADBE Bull 2X ETF
Class Name	Direxion Daily ADBE Bull 2X ETF
Trading Symbol	ADBU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily ADBE Bull 2X ETF for the period of March 24, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily ADBE Bull 2X ETF	$10	0.95%
[6],[7]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.95%	[7]
Net Assets	$ 3,860,923
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 53
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,860,923
Number of Holdings	7
Net Advisory Fee	$53
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	193.3%
Common Stocks	6.7%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AI and Big Data Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AI and Big Data Bear 2X ETF
Class Name	Direxion Daily AI and Big Data Bear 2X ETF
Trading Symbol	AIBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AI and Big Data Bear 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AI and Big Data Bear 2X ETF	$48	0.95%
[8]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 4,544,322
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 10,119
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,544,322
Number of Holdings	5
Net Advisory Fee	$10,119
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	30.5%
Software	21.0%
Interactive Media & Services	15.3%
Technology Hardware, Storage & Peripherals	11.8%
IT Services	10.9%
Broadline Retail	7.8%
Communications Equipment	1.5%
Life Sciences Tools & Services	1.1%
Professional Services	0.1%

Top 10 Constituents of Index	(%)
Intel Corp.	8.6%
Alphabet, Inc.	8.3%
Amazon.com, Inc.	7.9%
NVIDIA Corp.	7.6%
Apple, Inc.	7.5%
Meta Platforms, Inc.	7.0%
Advanced Micro Devices, Inc.	6.5%
Microsoft Corp.	6.3%
Broadcom, Inc.	5.1%
CoreWeave, Inc.	4.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AI and Big Data Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AI and Big Data Bull 2X ETF
Class Name	Direxion Daily AI and Big Data Bull 2X ETF
Trading Symbol	AIBU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AI and Big Data Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AI and Big Data Bull 2X ETF	$44	0.95%
[9]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
Net Assets	$ 27,087,382
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 114,244
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,087,382
Number of Holdings	38
Net Advisory Fee	$114,244
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	122.0%
Common Stocks	78.0%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	30.5%
Software	21.0%
Interactive Media & Services	15.3%
Technology Hardware, Storage & Peripherals	11.8%
IT Services	10.9%
Broadline Retail	7.8%
Communications Equipment	1.5%
Life Sciences Tools & Services	1.1%
Professional Services	0.1%

Top 10 Constituents of Index	(%)
Intel Corp.	8.6%
Alphabet, Inc.	8.3%
Amazon.com, Inc.	7.9%
NVIDIA Corp.	7.6%
Apple, Inc.	7.5%
Meta Platforms, Inc.	7.0%
Advanced Micro Devices, Inc.	6.5%
Microsoft Corp.	6.3%
Broadcom, Inc.	5.1%
CoreWeave, Inc.	4.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMD Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMD Bear 1X ETF
Class Name	Direxion Daily AMD Bear 1X ETF
Trading Symbol	AMDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AMD Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMD Bear 1X ETF	$38	0.95%
[10]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.95%
Net Assets	$ 22,313,272
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 47,320
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,313,272
Number of Holdings	9
Net Advisory Fee	$47,320
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMD Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMD Bull 2X ETF
Class Name	Direxion Daily AMD Bull 2X ETF
Trading Symbol	AMUU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AMD Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMD Bull 2X ETF	$55	0.90%
[11]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.90%
Net Assets	$ 74,171,760
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 165,909
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$74,171,760
Number of Holdings	11
Net Advisory Fee	$165,909
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	191.2%
Common Stocks	8.8%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMZN Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMZN Bear 1X ETF
Class Name	Direxion Daily AMZN Bear 1X ETF
Trading Symbol	AMZD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AMZN Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMZN Bear 1X ETF	$45	0.95%
[12]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Net Assets	$ 14,630,876
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 26,852
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,630,876
Number of Holdings	6
Net Advisory Fee	$26,852
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMZN Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMZN Bull 2X ETF
Class Name	Direxion Daily AMZN Bull 2X ETF
Trading Symbol	AMZU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AMZN Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMZN Bull 2X ETF	$44	0.86%
[13]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 427,876,300
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,240,563
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$427,876,300
Number of Holdings	9
Net Advisory Fee	$1,240,563
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	189.3%
Common Stocks	10.7%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily ASML Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily ASML Bull 2X ETF
Class Name	Direxion Daily ASML Bull 2X ETF
Trading Symbol	ASMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily ASML Bull 2X ETF for the period of February 10, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily ASML Bull 2X ETF	$20	0.95%
[14],[15]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.95%	[15]
Net Assets	$ 6,648,724
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 3,216
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,648,724
Number of Holdings	9
Net Advisory Fee	$3,216
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	193.7%
Common Stocks	6.3%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AVGO Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AVGO Bear 1X ETF
Class Name	Direxion Daily AVGO Bear 1X ETF
Trading Symbol	AVS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AVGO Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AVGO Bear 1X ETF	$43	0.95%
[16]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
Net Assets	$ 6,934,124
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 34,509
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,934,124
Number of Holdings	8
Net Advisory Fee	$34,509
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AVGO Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily AVGO Bull 2X ETF
Class Name	Direxion Daily AVGO Bull 2X ETF
Trading Symbol	AVL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily AVGO Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AVGO Bull 2X ETF	$45	0.86%
[17]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 188,507,262
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 624,723
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$188,507,262
Number of Holdings	10
Net Advisory Fee	$624,723
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	183.1%
Common Stocks	16.9%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BA Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily BA Bull 2X ETF
Class Name	Direxion Daily BA Bull 2X ETF
Trading Symbol	BOEU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily BA Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BA Bull 2X ETF	$51	0.95%
[18]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 18,806,141
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 89,005
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,806,141
Number of Holdings	10
Net Advisory Fee	$89,005
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	186.0%
Common Stocks	14.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BABA Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily BABA Bull 2X ETF
Class Name	Direxion Daily BABA Bull 2X ETF
Trading Symbol	BABU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily BABA Bull 2X ETF for the period of February 10, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BABA Bull 2X ETF	$16	0.95%
[19],[20]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.95%	[20]
Net Assets	$ 3,314,420
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,314,420
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	186%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	182.9%
Common Stocks	17.1%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Biotech Top 5 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Biotech Top 5 Bull 2X ETF
Class Name	Direxion Daily Biotech Top 5 Bull 2X ETF
Trading Symbol	TBXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Biotech Top 5 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Biotech Top 5 Bull 2X ETF	$48	0.95%
[21]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 2,951,897
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,951,897
Number of Holdings	10
Net Advisory Fee	$0
Portfolio Turnover	137%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	156.5%
Common Stocks	43.5%
Total (as % of net assets)	200.0%

Index Composition	(%)
Biotechnology	100.0%

Top 5 Constituents of Index	(%)
Argenx SE ADR	23.1%
Regeneron Pharmaceuticals, Inc.	19.7%
Amgen, Inc.	19.6%
Vertex Pharmaceuticals, Inc.	18.9%
Gilead Sciences, Inc.	18.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BRKB Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily BRKB Bull 2X ETF
Class Name	Direxion Daily BRKB Bull 2X ETF
Trading Symbol	BRKU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily BRKB Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BRKB Bull 2X ETF	$42	0.88%
[22]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
Net Assets	$ 58,526,241
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 202,358
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,526,241
Number of Holdings	9
Net Advisory Fee	$202,358
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	178.1%
Common Stocks	21.9%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily COIN Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily COIN Bull 2X ETF
Class Name	Direxion Daily COIN Bull 2X ETF
Trading Symbol	CONX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily COIN Bull 2X ETF for the period of November 18, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily COIN Bull 2X ETF	$29	0.95%
[23],[24]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.95%	[24]
Net Assets	$ 3,052,929
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,052,929
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	188.7%
Common Stocks	11.3%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSCO Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSCO Bear 1X ETF
Class Name	Direxion Daily CSCO Bear 1X ETF
Trading Symbol	CSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily CSCO Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSCO Bear 1X ETF	$42	0.95%
[25]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
Net Assets	$ 1,767,541
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 1,050
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,767,541
Number of Holdings	7
Net Advisory Fee	$1,050
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSCO Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSCO Bull 2X ETF
Class Name	Direxion Daily CSCO Bull 2X ETF
Trading Symbol	CSCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily CSCO Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSCO Bull 2X ETF	$58	0.95%
[26]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.95%
Net Assets	$ 4,969,913
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 11,773
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,969,913
Number of Holdings	9
Net Advisory Fee	$11,773
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	195.1%
Common Stocks	4.9%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSI 300 China A Share Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSI 300 China A Share Bull 2X ETF
Class Name	Direxion Daily CSI 300 China A Share Bull 2X ETF
Trading Symbol	CHAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily CSI 300 China A Share Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI 300 China A Share Bull 2X Shares	$102	0.88%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.88%
Net Assets	$ 104,054,352
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 457,117
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$104,054,352
Number of Holdings	9
Net Advisory Fee	$457,117
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	167.1%
Investment Companies	32.9%
Total (as % of net assets)	200.0%

Index Composition	(%)
Information Technology	27.0%
Financials	20.2%
Industrials	17.2%
Materials	10.1%
Consumer Staples	7.2%
Consumer Discretionary	5.9%
Health Care	4.5%
Energy	3.0%
Utilities	2.8%
Communication Services	1.6%
Real Estate	0.5%

Top 10 Constituents of Index	(%)
Contemporary Amperex Technology Co. Ltd.	4.4%
Zhongji Innolight Ltd.	3.6%
Kweichow Moutai Co. Ltd.	3.3%
Ping An Insurance Group Comapny of China Ltd.	2.4%
Zijin Mining Group Co. Ltd.	2.1%
Eoptolink Technology Inc. Ltd.	2.0%
China Merchants Bank Co. Ltd.	1.8%
Midea Group Co., Ltd.	1.5%
Cambricon Technologies Corp. Ltd.	1.4%
Luxshare Precision Industry Co. Ltd.	1.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSI China Internet Index Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSI China Internet Index Bull 2X ETF
Class Name	Direxion Daily CSI China Internet Index Bull 2X ETF
Trading Symbol	CWEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily CSI China Internet Index Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSI China Internet Index Bull 2X ETF	$33	0.87%
[27]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.87%
Net Assets	$ 251,903,100
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 974,775
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$251,903,100
Number of Holdings	9
Net Advisory Fee	$974,775
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	148.5%
Investment Companies	51.5%
Total (as % of net assets)	200.0%

Index Composition	(%)
Broadline Retail	25.3%
Interactive Media & Services	23.0%
Entertainment	13.3%
Hotels, Restaurants & Leisure	13.0%
Consumer Staples Distribution & Retail	7.8%
Real Estate Management & Development	4.7%
Ground Transportation	3.8%
Diversified Consumer Services	3.2%
Professional Services	3.0%
Insurance	1.0%
Other	1.9%

Top 10 Constituents of Index	(%)
Tencent Holdings Ltd.	9.7%
Alibaba Group Holding Ltd.	9.3%
PDD Holdings, Inc.	8.6%
Meituan Class B	7.3%
NetEase, Inc.	6.2%
JD.com	5.0%
KE Holdings, Inc.	4.7%
Baidu, Inc. Class A	4.7%
Trip.com Group Ltd.	3.8%
JD Health International, Inc.	3.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Bear 2X ETF
Class Name	Direxion Daily Energy Bear 2X ETF
Trading Symbol	ERY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Energy Bear 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Bear 2X ETF	$36	0.95%
[28]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.95%
Net Assets	$ 42,614,904
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 88,452
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$42,614,904
Number of Holdings	7
Net Advisory Fee	$88,452
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	89.7%
Energy Equipment & Services	10.3%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	22.2%
Chevron Corp.	16.7%
ConocoPhillips	7.1%
Schlumberger Ltd. ADR	4.6%
Williams Companies, Inc.	4.4%
Valero Energy Corp.	4.2%
EOG Resources, Inc.	4.2%
Marathon Petroleum Corp.	4.0%
Phillips 66	3.9%
Baker Hughes Co.	3.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Bull 2X ETF
Class Name	Direxion Daily Energy Bull 2X ETF
Trading Symbol	ERX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Energy Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Bull 2X ETF	$62	0.90%
[29]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.90%
Net Assets	$ 277,042,300
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 966,194
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$277,042,300
Number of Holdings	30
Net Advisory Fee	$966,194
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	132.2%
Common Stocks	67.8%
Total (as % of net assets)	200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	89.7%
Energy Equipment & Services	10.3%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	22.2%
Chevron Corp.	16.7%
ConocoPhillips	7.1%
Schlumberger Ltd. ADR	4.6%
Williams Companies, Inc.	4.4%
Valero Energy Corp.	4.2%
EOG Resources, Inc.	4.2%
Marathon Petroleum Corp.	4.0%
Phillips 66	3.9%
Baker Hughes Co.	3.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Top 5 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Top 5 Bull 2X ETF
Class Name	Direxion Daily Energy Top 5 Bull 2X ETF
Trading Symbol	TEXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Energy Top 5 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Top 5 Bull 2X ETF	$68	0.95%
[30]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.95%
Net Assets	$ 5,350,642
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,350,642
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	155.0%
Common Stocks	45.0%
Total (as % of net assets)	200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	77.8%
Energy Equipment & Services	22.2%

Top 5 Constituents of Index	(%)
Schlumberger Ltd. ADR	22.2%
ConocoPhillips	20.3%
Williams Companies, Inc.	19.3%
Exxon Mobil Corp.	19.2%
Chevron Corp.	19.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Gold Miners Index Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Gold Miners Index Bear 2X ETF
Class Name	Direxion Daily Gold Miners Index Bear 2X ETF
Trading Symbol	DUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bear 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Gold Miners Index Bear 2X ETF	$32	0.87%
[31]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.87%
Net Assets	$ 106,782,725
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 411,794
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$106,782,725
Number of Holdings	7
Net Advisory Fee	$411,794
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Agnico Eagle Mines Ltd.	11.6%
Newmont Corp.	11.5%
Barrick Gold Corp.	7.6%
Anglogold Ashanti PLC	5.1%
Franco-Nevada Corp.	5.0%
Wheaton Precious Metals Corp.	4.9%
Kinross Gold Corp.	4.8%
Gold Fields Ltd.	4.4%
Pan American Silver Corp.	3.2%
Northern Star Resources Ltd.	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Gold Miners Index Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Gold Miners Index Bull 2X ETF
Class Name	Direxion Daily Gold Miners Index Bull 2X ETF
Trading Symbol	NUGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Gold Miners Index Bull 2X ETF	$48	0.85%
[32]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
Net Assets	$ 1,024,759,890
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 4,516,699
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,024,759,890
Number of Holdings	10
Net Advisory Fee	$4,516,699
Portfolio Turnover	95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	147.1%
Investment Companies	52.9%
Total (as % of net assets)	200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Agnico Eagle Mines Ltd.	11.6%
Newmont Corp.	11.5%
Barrick Gold Corp.	7.6%
Anglogold Ashanti PLC	5.1%
Franco-Nevada Corp.	5.0%
Wheaton Precious Metals Corp.	4.9%
Kinross Gold Corp.	4.8%
Gold Fields Ltd.	4.4%
Pan American Silver Corp.	3.2%
Northern Star Resources Ltd.	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily GOOGL Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily GOOGL Bear 1X ETF
Class Name	Direxion Daily GOOGL Bear 1X ETF
Trading Symbol	GGLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily GOOGL Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily GOOGL Bear 1X ETF	$40	0.95%
[33]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
Net Assets	$ 18,438,549
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 53,108
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,438,549
Number of Holdings	6
Net Advisory Fee	$53,108
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily GOOGL Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily GOOGL Bull 2X ETF
Class Name	Direxion Daily GOOGL Bull 2X ETF
Trading Symbol	GGLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily GOOGL Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily GOOGL Bull 2X ETF	$57	0.85%
[34]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.85%
Net Assets	$ 1,136,074,997
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 3,649,427
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,136,074,997
Number of Holdings	10
Net Advisory Fee	$3,649,427
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	188.5%
Common Stocks	11.5%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily HOOD Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily HOOD Bull 2X ETF
Class Name	Direxion Daily HOOD Bull 2X ETF
Trading Symbol	HODU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily HOOD Bull 2X ETF for the period of November 18, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily HOOD Bull 2X ETF	$27	0.95%
[35],[36]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.95%	[36]
Net Assets	$ 9,460,514
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 5,354
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$9,460,514
Number of Holdings	9
Net Advisory Fee	$5,354
Portfolio Turnover	61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	195.9%
Common Stocks	4.1%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily INTC Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily INTC Bull 2X ETF
Class Name	Direxion Daily INTC Bull 2X ETF
Trading Symbol	LINT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily INTC Bull 2X ETF for the period of November 18, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily INTC Bull 2X ETF	$138	0.95%
[37],[38]
Expenses Paid, Amount	$ 138
Expense Ratio, Percent	0.95%	[38]
Net Assets	$ 44,487,212
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 34,230
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$44,487,212
Number of Holdings	9
Net Advisory Fee	$34,230
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	190.2%
Common Stocks	9.8%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Junior Gold Miners Index Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Junior Gold Miners Index Bear 2X ETF
Class Name	Direxion Daily Junior Gold Miners Index Bear 2X ETF
Trading Symbol	JDST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bear 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Junior Gold Miners Index Bear 2X ETF	$31	0.90%
[39]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.90%
Net Assets	$ 51,397,268
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 151,873
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$51,397,268
Number of Holdings	6
Net Advisory Fee	$151,873
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Alamos Gold, Inc.	6.6%
Coeur Mining, Inc.	6.6%
Equinox Gold Corp.	6.6%
Endeavour Mining PLC	6.2%
Evolution Mining Ltd.	5.9%
Industrias Peñoles S.A.B. de C.V.	2.8%
First Majestic Silver Corp.	2.7%
Hecla Mining Co.	2.2%
IAMGOLD Corp.	2.2%
Lundin Gold, Inc.	2.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Junior Gold Miners Index Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Junior Gold Miners Index Bull 2X ETF
Class Name	Direxion Daily Junior Gold Miners Index Bull 2X ETF
Trading Symbol	JNUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Junior Gold Miners Index Bull 2X ETF	$48	0.84%
[40]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.84%
Net Assets	$ 475,010,925
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 2,267,095
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$475,010,925
Number of Holdings	7
Net Advisory Fee	$2,267,095
Portfolio Turnover	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	163.9%
Investment Companies	36.1%
Total (as % of net assets)	200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Alamos Gold, Inc.	6.6%
Coeur Mining, Inc.	6.6%
Equinox Gold Corp.	6.6%
Endeavour Mining PLC	6.2%
Evolution Mining Ltd.	5.9%
Industrias Peñoles S.A.B. de C.V.	2.8%
First Majestic Silver Corp.	2.7%
Hecla Mining Co.	2.2%
IAMGOLD Corp.	2.2%
Lundin Gold, Inc.	2.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily LLY Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily LLY Bull 2X ETF
Class Name	Direxion Daily LLY Bull 2X ETF
Trading Symbol	ELIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily LLY Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily LLY Bull 2X ETF	$48	0.95%
[41]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 21,490,529
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 62,819
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$21,490,529
Number of Holdings	9
Net Advisory Fee	$62,819
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	184.7%
Common Stocks	15.3%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily LMT Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily LMT Bull 2X ETF
Class Name	Direxion Daily LMT Bull 2X ETF
Trading Symbol	LMTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily LMT Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily LMT Bull 2X ETF	$48	0.95%
[42]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 7,289,547
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 18,207
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,289,547
Number of Holdings	9
Net Advisory Fee	$18,207
Portfolio Turnover	27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	185.0%
Common Stocks	15.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Magnificent 7 Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Magnificent 7 Bear 1X ETF
Class Name	Direxion Daily Magnificent 7 Bear 1X ETF
Trading Symbol	QQQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Magnificent 7 Bear 1X ETF	$23	0.45%
[43]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 23,218,308
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 15,071
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$23,218,308
Number of Holdings	6
Net Advisory Fee	$15,071
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Index Composition	(%)
Interactive Media & Services	29.2%
Broadline Retail	16.1%
Semiconductors & Semiconductor Equipment	14.5%
Technology Hardware, Storage & Peripherals	13.8%
Software	13.6%
Automobiles	12.8%

Top 10 Constituents of Index	(%)
Alphabet, Inc. Class A	16.3%
Amazon.com, Inc.	16.1%
NVIDIA Corp.	14.5%
Apple, Inc.	13.8%
Microsoft Corp.	13.6%
Meta Platforms, Inc.	12.9%
Tesla, Inc.	12.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Magnificent 7 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Magnificent 7 Bull 2X ETF
Class Name	Direxion Daily Magnificent 7 Bull 2X ETF
Trading Symbol	QQQU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Magnificent 7 Bull 2X ETF	$46	0.95%
[44]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 101,953,390
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 392,442
Investment Company Portfolio Turnover	200.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$101,953,390
Number of Holdings	14
Net Advisory Fee	$392,442
Portfolio Turnover	200%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	159.8%
Common Stocks	40.2%
Total (as % of net assets)	200.0%

Index Composition	(%)
Interactive Media & Services	29.2%
Broadline Retail	16.1%
Semiconductors & Semiconductor Equipment	14.5%
Technology Hardware, Storage & Peripherals	13.8%
Software	13.6%
Automobiles	12.8%

Top 10 Constituents of Index	(%)
Alphabet, Inc. Class A	16.3%
Amazon.com, Inc.	16.1%
NVIDIA Corp.	14.5%
Apple, Inc.	13.8%
Microsoft Corp.	13.6%
Meta Platforms, Inc.	12.9%
Tesla, Inc.	12.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily META Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily META Bear 1X ETF
Class Name	Direxion Daily META Bear 1X ETF
Trading Symbol	METD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily META Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily META Bear 1X ETF	$48	0.95%
[45]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 8,999,249
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 21,334
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$8,999,249
Number of Holdings	8
Net Advisory Fee	$21,334
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily META Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily META Bull 2X ETF
Class Name	Direxion Daily META Bull 2X ETF
Trading Symbol	METU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily META Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily META Bull 2X ETF	$38	0.86%
[46]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.86%
Net Assets	$ 415,114,764
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 2,250,164
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$415,114,764
Number of Holdings	10
Net Advisory Fee	$2,250,164
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	188.2%
Common Stocks	11.8%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MRVL Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MRVL Bull 2X ETF
Class Name	Direxion Daily MRVL Bull 2X ETF
Trading Symbol	MRVU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MRVL Bull 2X ETF for the period of February 10, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily MRVL Bull 2X ETF	$47	0.95%
[47],[48]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[48]
Net Assets	$ 33,730,248
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 11,886
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$33,730,248
Number of Holdings	8
Net Advisory Fee	$11,886
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	183.6%
Common Stocks	16.4%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Brazil Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Brazil Bull 2X ETF
Class Name	Direxion Daily MSCI Brazil Bull 2X ETF
Trading Symbol	BRZU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Brazil Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Brazil Bull 2X ETF	$59	0.91%
[49]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.91%
Net Assets	$ 125,311,187
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 475,587
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$125,311,187
Number of Holdings	8
Net Advisory Fee	$475,587
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	151.9%
Investment Companies	48.1%
Total (as % of net assets)	200.0%

Index Composition	(%)
Financials	35.3%
Energy	17.4%
Utilities	13.7%
Materials	13.5%
Industrials	8.2%
Consumer Staples	5.4%
Consumer Discretionary	2.4%
Communication Services	2.2%
Health Care	1.2%
Information Technology	0.7%

Top 10 Constituents of Index	(%)
Vale S.A.	10.5%
Nu Holdings Ltd. Class A	8.8%
Itaú Unibanco Holding S.A.	8.5%
Petróleo Brasileiro S.A.	7.9%
Petróleo Brasileiro S.A. - Petrobras	7.3%
B3 S.A. - Brasil, Bolsa, Balcão	3.6%
Banco Bradesco S.A.	3.4%
Companhia de Saneamento Básico do Estado de São Paulo	3.2%
AXIA Energia S.A.	2.9%
WEG S.A.	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI India Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI India Bull 2X ETF
Class Name	Direxion Daily MSCI India Bull 2X ETF
Trading Symbol	INDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI India Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI India Bull 2X ETF	$41	0.91%
[50]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.91%
Net Assets	$ 59,778,334
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 232,614
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$59,778,334
Number of Holdings	8
Net Advisory Fee	$232,614
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	140.0%
Investment Companies	60.0%
Total (as % of net assets)	200.0%

Index Composition	(%)
Financials	28.7%
Consumer Discretionary	12.1%
Industrials	11.1%
Energy	9.2%
Materials	8.8%
Information Technology	7.6%
Consumer Staples	6.2%
Health Care	6.1%
Communication Services	4.6%
Utilities	4.3%
Real Estate	1.3%

Top 10 Constituents of Index	(%)
HDFC Bank Ltd.	6.6%
Reliance Industries Ltd.	6.5%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	3.6%
Infosys Ltd.	2.9%
Axis Bank Ltd.	2.2%
Mahindra & Mahindra	2.2%
Larsen & Toubro Ltd.	2.0%
Bajaj Finserv Ltd.	2.0%
Tata Consultancy Services	1.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSFT Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSFT Bear 1X ETF
Class Name	Direxion Daily MSFT Bear 1X ETF
Trading Symbol	MSFD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSFT Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSFT Bear 1X ETF	$53	0.95%
[51]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Net Assets	$ 41,328,596
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 39,359
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$41,328,596
Number of Holdings	6
Net Advisory Fee	$39,359
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSFT Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSFT Bull 2X ETF
Class Name	Direxion Daily MSFT Bull 2X ETF
Trading Symbol	MSFU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSFT Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSFT Bull 2X ETF	$33	0.85%
[52]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.85%
Net Assets	$ 847,312,872
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,659,224
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$847,312,872
Number of Holdings	9
Net Advisory Fee	$1,659,224
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	186.6%
Common Stocks	13.4%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MU Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MU Bear 1X ETF
Class Name	Direxion Daily MU Bear 1X ETF
Trading Symbol	MUD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MU Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MU Bear 1X ETF	$32	0.95%
[53]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.95%
Net Assets	$ 27,831,138
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 163,805
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,831,138
Number of Holdings	9
Net Advisory Fee	$163,805
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MU Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MU Bull 2X ETF
Class Name	Direxion Daily MU Bull 2X ETF
Trading Symbol	MUU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MU Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MU Bull 2X ETF	$105	0.85%
[54]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.85%
Net Assets	$ 1,419,510,210
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 2,981,144
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,419,510,210
Number of Holdings	11
Net Advisory Fee	$2,981,144
Portfolio Turnover	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	187.0%
Common Stocks	13.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NFLX Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily NFLX Bear 1X ETF
Class Name	Direxion Daily NFLX Bear 1X ETF
Trading Symbol	NFXS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NFLX Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NFLX Bear 1X ETF	$51	0.95%
[55]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 5,000,353
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 16,073
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,000,353
Number of Holdings	8
Net Advisory Fee	$16,073
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NFLX Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily NFLX Bull 2X ETF
Class Name	Direxion Daily NFLX Bull 2X ETF
Trading Symbol	NFXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NFLX Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NFLX Bull 2X ETF	$35	0.86%
[56]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.86%
Net Assets	$ 173,374,645
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 519,666
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$173,374,645
Number of Holdings	10
Net Advisory Fee	$519,666
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	184.9%
Common Stocks	15.1%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NVDA Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily NVDA Bear 1X ETF
Class Name	Direxion Daily NVDA Bear 1X ETF
Trading Symbol	NVDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NVDA Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NVDA Bear 1X ETF	$47	0.95%
[57]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 22,665,018
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 122,833
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,665,018
Number of Holdings	9
Net Advisory Fee	$122,833
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NVDA Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily NVDA Bull 2X ETF
Class Name	Direxion Daily NVDA Bull 2X ETF
Trading Symbol	NVDU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NVDA Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NVDA Bull 2X ETF	$39	0.85%
[58]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.85%
Net Assets	$ 547,110,117
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 2,257,927
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$547,110,117
Number of Holdings	11
Net Advisory Fee	$2,257,927
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	189.9%
Common Stocks	10.1%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NYSE FANG+ Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily NYSE FANG+ Bull 2X ETF
Class Name	Direxion Daily NYSE FANG+ Bull 2X ETF
Trading Symbol	FNGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily NYSE FANG+ Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NYSE FANG+ Bull 2X ETF	$42	0.90%
[59]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.90%
Net Assets	$ 131,246,778
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 434,075
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$131,246,778
Number of Holdings	18
Net Advisory Fee	$434,075
Portfolio Turnover	144%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	159.5%
Common Stocks	40.5%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	32.0%
Interactive Media & Services	20.3%
Software	17.6%
Broadline Retail	11.4%
Technology Hardware, Storage & Peripherals	9.8%
Entertainment	8.9%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	11.9%
Amazon.com, Inc.	11.4%
Alphabet, Inc. Class A	11.3%
Micron Technology, Inc.	10.1%
NVIDIA Corp.	10.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Meta Platforms, Inc.	9.0%
Netflix, Inc.	8.9%
Palantir Technologies, Inc.	8.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily ORCL Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily ORCL Bear 1X ETF
Class Name	Direxion Daily ORCL Bear 1X ETF
Trading Symbol	ORCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily ORCL Bear 1X ETF for the period of November 18, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily ORCL Bear 1X ETF	$47	0.95%
[60],[61]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[61]
Net Assets	$ 7,535,147
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 17,785
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,535,147
Number of Holdings	7
Net Advisory Fee	$17,785
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily ORCL Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily ORCL Bull 2X ETF
Class Name	Direxion Daily ORCL Bull 2X ETF
Trading Symbol	ORCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily ORCL Bull 2X ETF for the period of November 18, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily ORCL Bull 2X ETF	$31	0.95%
[62],[63]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.95%	[63]
Net Assets	$ 47,498,145
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 84,123
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$47,498,145
Number of Holdings	9
Net Advisory Fee	$84,123
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	193.5%
Common Stocks	6.5%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PANW Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily PANW Bear 1X ETF
Class Name	Direxion Daily PANW Bear 1X ETF
Trading Symbol	PALD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PANW Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PANW Bear 1X ETF	$51	0.95%
[64]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 2,351,279
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 2,974
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,351,279
Number of Holdings	8
Net Advisory Fee	$2,974
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PANW Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily PANW Bull 2X ETF
Class Name	Direxion Daily PANW Bull 2X ETF
Trading Symbol	PALU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PANW Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PANW Bull 2X ETF	$37	0.95%
[65]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%
Net Assets	$ 11,876,005
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 35,257
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$11,876,005
Number of Holdings	9
Net Advisory Fee	$35,257
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	186.2%
Common Stocks	13.8%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PLTR Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily PLTR Bear 1X ETF
Class Name	Direxion Daily PLTR Bear 1X ETF
Trading Symbol	PLTD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PLTR Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PLTR Bear 1X ETF	$51	0.89%
[66]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.89%
Net Assets	$ 31,852,377
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 166,108
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,852,377
Number of Holdings	8
Net Advisory Fee	$166,108
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PLTR Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily PLTR Bull 2X ETF
Class Name	Direxion Daily PLTR Bull 2X ETF
Trading Symbol	PLTU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PLTR Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PLTR Bull 2X ETF	$29	0.85%
[67]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.85%
Net Assets	$ 486,948,981
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 1,855,371
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$486,948,981
Number of Holdings	10
Net Advisory Fee	$1,855,371
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	179.0%
Common Stocks	21.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PYPL Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily PYPL Bull 2X ETF
Class Name	Direxion Daily PYPL Bull 2X ETF
Trading Symbol	PYPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily PYPL Bull 2X ETF for the period of March 24, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PYPL Bull 2X ETF	$11	0.95%
[68],[69]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.95%	[69]
Net Assets	$ 3,142,564
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,142,564
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	191.2%
Common Stocks	8.8%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily QCOM Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily QCOM Bear 1X ETF
Class Name	Direxion Daily QCOM Bear 1X ETF
Trading Symbol	QCMD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily QCOM Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily QCOM Bear 1X ETF	$46	0.95%
[70]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 2,933,770
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 1,940
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,933,770
Number of Holdings	8
Net Advisory Fee	$1,940
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily QCOM Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily QCOM Bull 2X ETF
Class Name	Direxion Daily QCOM Bull 2X ETF
Trading Symbol	QCMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily QCOM Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily QCOM Bull 2X ETF	$44	0.95%
[71]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
Net Assets	$ 19,673,330
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 15,937
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,673,330
Number of Holdings	9
Net Advisory Fee	$15,937
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	190.8%
Common Stocks	9.2%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
Class Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
Trading Symbol	UBOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	$47	0.95%
[72]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 32,221,880
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 115,130
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$32,221,880
Number of Holdings	8
Net Advisory Fee	$115,130
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	157.1%
Investment Companies	42.9%
Total (as % of net assets)	200.0%

Index Composition	(%)
Machinery	36.5%
Electronic Equipment, Instruments & Components	14.9%
Electrical Equipment	8.9%
Health Care Equipment & Supplies	8.6%
Semiconductors & Semiconductor Equipment	8.3%
Software	6.6%
Interactive Media & Services	4.5%
Automobiles	3.4%
Aerospace & Defense	3.3%
Technology Hardware, Storage & Peripherals	1.7%
Other	3.3%

Top 10 Constituents of Index	(%)
ABB Ltd.	8.9%
Keyence Corp.	8.9%
FANUC Corp.	8.4%
NVIDIA Corp.	8.3%
Intuitive Surgical, Inc.	7.0%
SMC Corp.	4.7%
Shenzhen Inovance Technology Co. Ltd.	4.2%
Daifuku Co. Ltd.	3.5%
Horizon Robotics, Inc.	2.5%
Alphabet, Inc. Class A	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bear 1X ETF
Class Name	Direxion Daily S&P 500® Bear 1X ETF
Trading Symbol	SPDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bear 1X ETF	$22	0.45%
[73]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 219,926,038
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 347,682
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$219,926,038
Number of Holdings	5
Net Advisory Fee	$347,682
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Index Composition	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. Class C	2.9%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bull 2X ETF
Class Name	Direxion Daily S&P 500® Bull 2X ETF
Trading Symbol	SPUU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bull 2X ETF	$31	0.60%
[74]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 227,514,892
Holdings Count | $ / shares	510
Advisory Fees Paid, Amount	$ 480,577
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$227,514,892
Number of Holdings	510
Net Advisory Fee	$480,577
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	108.9%
Common Stocks	91.1%
Total (as % of net assets)	200.0%

Index Composition	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. Class C	2.9%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF
Class Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF
Trading Symbol	DRIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	$34	0.95%
[75]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.95%
Net Assets	$ 125,245,033
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 215,615
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$125,245,033
Number of Holdings	8
Net Advisory Fee	$215,615
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
APA Corp.	2.9%
Murphy Oil Corp.	2.9%
SM Energy Co.	2.9%
HF Sinclair Corp.	2.8%
Chord Energy Corp.	2.8%
Diamondback Energy, Inc.	2.8%
Coterra Energy, Inc.	2.7%
Devon Energy Corp.	2.7%
Matador Resources Co.	2.7%
Viper Energy, Inc.	2.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF
Class Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF
Trading Symbol	GUSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	$66	0.92%
[76]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.92%
Net Assets	$ 297,560,954
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 1,009,163
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$297,560,954
Number of Holdings	59
Net Advisory Fee	$1,009,163
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	128.1%
Common Stocks	71.9%
Total (as % of net assets)	200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
APA Corp.	2.9%
Murphy Oil Corp.	2.9%
SM Energy Co.	2.9%
HF Sinclair Corp.	2.8%
Chord Energy Corp.	2.8%
Diamondback Energy, Inc.	2.8%
Coterra Energy, Inc.	2.7%
Devon Energy Corp.	2.7%
Matador Resources Co.	2.7%
Viper Energy, Inc.	2.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductors Top 5 Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductors Top 5 Bear 2X ETF
Class Name	Direxion Daily Semiconductors Top 5 Bear 2X ETF
Trading Symbol	TSXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Semiconductors Top 5 Bear 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductors Top 5 Bear 2X ETF	$39	0.95%
[77]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
Net Assets	$ 1,099,133
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,099,133
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 5 Constituents of Index	(%)
Broadcom, Inc.	22.1%
Micron Technology, Inc.	20.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	20.0%
NVIDIA Corp.	18.9%
ASML Holding NV ADR	18.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductors Top 5 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductors Top 5 Bull 2X ETF
Class Name	Direxion Daily Semiconductors Top 5 Bull 2X ETF
Trading Symbol	TSXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Semiconductors Top 5 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductors Top 5 Bull 2X ETF	$52	0.95%
[78]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 8,050,068
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 5,918
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$8,050,068
Number of Holdings	13
Net Advisory Fee	$5,918
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	181.1%
Common Stocks	18.9%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 5 Constituents of Index	(%)
Broadcom, Inc.	22.1%
Micron Technology, Inc.	20.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	20.0%
NVIDIA Corp.	18.9%
ASML Holding NV ADR	18.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily SHOP Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily SHOP Bull 2X ETF
Class Name	Direxion Daily SHOP Bull 2X ETF
Trading Symbol	SHPU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily SHOP Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily SHOP Bull 2X ETF	$33	0.95%
[79]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.95%
Net Assets	$ 9,432,265
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 28,599
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$9,432,265
Number of Holdings	10
Net Advisory Fee	$28,599
Portfolio Turnover	74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	188.4%
Common Stocks	11.6%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily SOFI Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily SOFI Bull 2X ETF
Class Name	Direxion Daily SOFI Bull 2X ETF
Trading Symbol	SOFA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily SOFI Bull 2X ETF for the period of February 10, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily SOFI Bull 2X ETF	$16	0.95%
[80],[81]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.95%	[81]
Net Assets	$ 3,880,004
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,880,004
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	138%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	182.9%
Common Stocks	17.1%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Top 5 Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Top 5 Bear 2X ETF
Class Name	Direxion Daily Technology Top 5 Bear 2X ETF
Trading Symbol	TTXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Technology Top 5 Bear 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Top 5 Bear 2X ETF	$50	0.95%
[82]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 2,514,481
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,514,481
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	63.3%
Technology Hardware, Storage & Peripherals	18.6%
Software	18.1%

Top 5 Constituents of Index	(%)
Micron Technology, Inc.	22.1%
Broadcom, Inc.	21.9%
NVIDIA Corp.	19.2%
Apple, Inc.	18.7%
Microsoft Corp.	18.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Top 5 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Top 5 Bull 2X ETF
Class Name	Direxion Daily Technology Top 5 Bull 2X ETF
Trading Symbol	TTXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Technology Top 5 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Top 5 Bull 2X ETF	$43	0.95%
[83]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
Net Assets	$ 3,775,611
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,775,611
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	173.3%
Common Stocks	26.7%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	63.3%
Technology Hardware, Storage & Peripherals	18.6%
Software	18.1%

Top 5 Constituents of Index	(%)
Micron Technology, Inc.	22.1%
Broadcom, Inc.	21.9%
NVIDIA Corp.	19.2%
Apple, Inc.	18.7%
Microsoft Corp.	18.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSLA Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSLA Bear 1X ETF
Class Name	Direxion Daily TSLA Bear 1X ETF
Trading Symbol	TSLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TSLA Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSLA Bear 1X ETF	$46	0.87%
[84]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 76,227,653
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 274,718
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$76,227,653
Number of Holdings	9
Net Advisory Fee	$274,718
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSLA Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSLA Bull 2X ETF
Class Name	Direxion Daily TSLA Bull 2X ETF
Trading Symbol	TSLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TSLA Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSLA Bull 2X ETF	$29	0.73%
[85]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.73%
Net Assets	$ 5,028,944,916
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 17,860,707
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,028,944,916
Number of Holdings	13
Net Advisory Fee	$17,860,707
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	187.3%
Common Stocks	12.7%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSM Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSM Bear 1X ETF
Class Name	Direxion Daily TSM Bear 1X ETF
Trading Symbol	TSMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TSM Bear 1X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSM Bear 1X ETF	$41	0.95%
[86]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
Net Assets	$ 2,663,687
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 3,305
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,663,687
Number of Holdings	7
Net Advisory Fee	$3,305
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSM Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSM Bull 2X ETF
Class Name	Direxion Daily TSM Bull 2X ETF
Trading Symbol	TSMX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TSM Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSM Bull 2X ETF	$54	0.85%
[87]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.85%
Net Assets	$ 538,587,495
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,116,596
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$538,587,495
Number of Holdings	9
Net Advisory Fee	$1,116,596
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	190.0%
Common Stocks	10.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TXN Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily TXN Bull 2X ETF
Class Name	Direxion Daily TXN Bull 2X ETF
Trading Symbol	TXNU
Security Exchange Name	BOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily TXN Bull 2X ETF for the period of March 24, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily TXN Bull 2X ETF	$14	0.95%
[88],[89]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.95%	[89]
Net Assets	$ 6,198,277
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 522
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,198,277
Number of Holdings	9
Net Advisory Fee	$522
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	194.2%
Common Stocks	5.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily UNH Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily UNH Bull 2X ETF
Class Name	Direxion Daily UNH Bull 2X ETF
Trading Symbol	UNHU
Security Exchange Name	BOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily UNH Bull 2X ETF for the period of March 24, 2026 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily UNH Bull 2X ETF	$13	0.95%
[90],[91]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.95%	[91]
Net Assets	$ 5,621,666
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 800
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,621,666
Number of Holdings	7
Net Advisory Fee	$800
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	195.4%
Common Stocks	4.6%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Uranium Industry Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Uranium Industry Bull 2X ETF
Class Name	Direxion Daily Uranium Industry Bull 2X ETF
Trading Symbol	URAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Uranium Industry Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Uranium Industry Bull 2X ETF	$45	0.95%
[92]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Net Assets	$ 54,819,021
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 197,588
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,819,021
Number of Holdings	12
Net Advisory Fee	$197,588
Portfolio Turnover	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	147.0%
Investment Companies	53.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Nuclear Energy	100.0%

Top 10 Constituents of Index	(%)
Global X Uranium ETF	51.8%
VanEck Uranium and Nuclear ETF	32.4%
Sprott Uranium Miners ETF	15.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily XOM Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily XOM Bull 2X ETF
Class Name	Direxion Daily XOM Bull 2X ETF
Trading Symbol	XOMX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily XOM Bull 2X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily XOM Bull 2X ETF	$64	0.95%
[93]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.95%
Net Assets	$ 7,936,314
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 20,227
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,936,314
Number of Holdings	9
Net Advisory Fee	$20,227
Portfolio Turnover	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	183.2%
Common Stocks	16.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 20+ Year Treasury Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily 20+ Year Treasury Bear 3X ETF
Class Name	Direxion Daily 20+ Year Treasury Bear 3X ETF
Trading Symbol	TMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 20+ Year Treasury Bear 3X ETF	$47	0.88%
[94]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 175,960,380
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 618,320
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$175,960,380
Number of Holdings	9
Net Advisory Fee	$618,320
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Top 10 Constituents of Index	(%)
4.750% 2055-05-15	4.2%
4.625% 2056-02-15	4.1%
4.750% 2055-08-15	4.1%
4.625% 2055-11-15	4.1%
4.625% 2054-05-15	4.1%
4.625% 2055-02-15	4.0%
4.500% 2054-11-15	4.0%
4.750% 2053-11-15	4.0%
4.250% 2054-08-15	3.8%
4.250% 2054-02-15	3.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 20+ Year Treasury Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily 20+ Year Treasury Bull 3X ETF
Class Name	Direxion Daily 20+ Year Treasury Bull 3X ETF
Trading Symbol	TMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 20+ Year Treasury Bull 3X ETF	$37	0.81%
[95]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.81%
Net Assets	$ 2,708,871,913
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 12,008,562
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,708,871,913
Number of Holdings	14
Net Advisory Fee	$12,008,562
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	232.7%
Investment Companies	67.3%
Total (as % of net assets)	300.0%

Top 10 Constituents of Index	(%)
4.750% 2055-05-15	4.2%
4.625% 2056-02-15	4.1%
4.750% 2055-08-15	4.1%
4.625% 2055-11-15	4.1%
4.625% 2054-05-15	4.1%
4.625% 2055-02-15	4.0%
4.500% 2054-11-15	4.0%
4.750% 2053-11-15	4.0%
4.250% 2054-08-15	3.8%
4.250% 2054-02-15	3.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 7-10 Year Treasury Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily 7-10 Year Treasury Bear 3X ETF
Class Name	Direxion Daily 7-10 Year Treasury Bear 3X ETF
Trading Symbol	TYO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 7-10 Year Treasury Bear 3X ETF	$49	0.95%
[96]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 11,065,385
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 27,393
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$11,065,385
Number of Holdings	6
Net Advisory Fee	$27,393
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.8%
4.375% 2034-05-15	8.7%
4.250% 2034-11-15	8.6%
4.250% 2035-05-15	8.6%
4.250% 2035-08-15	8.5%
4.000% 203	8.4%
4.000% 2036-02-15	8.4%
4.000% 2034-02-15	8.4%
4.500% 2033-11-15	8.4%
3.875% 2034-08-15	8.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 7-10 Year Treasury Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily 7-10 Year Treasury Bull 3X ETF
Class Name	Direxion Daily 7-10 Year Treasury Bull 3X ETF
Trading Symbol	TYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 7-10 Year Treasury Bull 3X ETF	$44	0.92%
[97]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%
Net Assets	$ 37,567,609
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 168,228
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$37,567,609
Number of Holdings	8
Net Advisory Fee	$168,228
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	222.1%
Investment Companies	77.9%
Total (as % of net assets)	300.0%

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.8%
4.375% 2034-05-15	8.7%
4.250% 2034-11-15	8.6%
4.250% 2035-05-15	8.6%
4.250% 2035-08-15	8.5%
4.000% 2033-11-15	8.4%
4.000% 2036-02-15	8.4%
4.000% 2034-02-15	8.4%
4.500% 2033-11-15	8.4%
3.875% 2034-08-15	8.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Aerospace & Defense Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Aerospace & Defense Bull 3X ETF
Class Name	Direxion Daily Aerospace & Defense Bull 3X ETF
Trading Symbol	DFEN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Aerospace & Defense Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Aerospace & Defense Bull 3X ETF	$44	0.92%
[98]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%
Net Assets	$ 365,956,945
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 1,532,638
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$365,956,945
Number of Holdings	55
Net Advisory Fee	$1,532,638
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	229.4%
Common Stocks	70.6%
Total (as % of net assets)	300.0%

Index Composition	(%)
Aerospace & Defense	99.9%
Leisure Products	0.1%

Top 10 Constituents of Index	(%)
GE Aerospace	19.4%
RTX Corp.	15.1%
Boeing Co.	10.3%
General Dynamics Corp.	4.8%
Howmet Aerospace, Inc.	4.7%
TransDigm Group, Inc.	4.5%
L3Harris Technologies, Inc.	4.3%
Lockheed Martin Corp.	3.9%
Northrop Grumman Corp.	3.9%
Rocket Lab Corp.	3.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Consumer Discretionary Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Consumer Discretionary Bull 3X ETF
Class Name	Direxion Daily Consumer Discretionary Bull 3X ETF
Trading Symbol	WANT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Consumer Discretionary Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Consumer Discretionary Bull 3X ETF	$44	0.95%
[99]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
Net Assets	$ 20,510,627
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 65,426
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$20,510,627
Number of Holdings	55
Net Advisory Fee	$65,426
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	235.0%
Common Stocks	65.0%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Broadline Retail	28.7%
Hotels, Restaurants & Leisure	22.8%
Automobiles	20.6%
Specialty Retail	20.6%
Household Durables	3.3%
Textiles, Apparel & Luxury Goods	2.9%
Distributors	0.5%
Automobile Components	0.3%
Leisure Products	0.3%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	27.6%
Tesla, Inc.	18.0%
The Home Depot, Inc.	5.5%
TJX Companies, Inc.	4.0%
McDonald’s Corp.	3.9%
Booking Holdings, Inc.	3.1%
Lowe’s Companies, Inc.	3.1%
Starbucks Corp.	2.8%
O’Reilly Automotive, Inc.	1.9%
Marriott International, Inc. Class C	1.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Dow Jones Internet Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Dow Jones Internet Bear 3X ETF
Class Name	Direxion Daily Dow Jones Internet Bear 3X ETF
Trading Symbol	WEBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Dow Jones Internet Bear 3X ETF	$51	0.95%
[100]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 10,058,321
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 39,379
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$10,058,321
Number of Holdings	6
Net Advisory Fee	$39,379
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Interactive Media & Services	20.2%
Communications Equipment	16.7%
Broadline Retail	13.8%
Software	11.4%
Hotels, Restaurants & Leisure	11.2%
Entertainment	9.5%
IT Services	9.4%
Specialty Retail	2.6%
Financial Services	2.2%
Commercial Services & Supplies	1.4%
Other	1.6%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	11.6%
Meta Platforms, Inc.	8.7%
Netflix, Inc.	7.8%
Cisco Systems, Inc.	7.1%
Alphabet, Inc. Class A	6.4%
Arista Networks, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Booking Holdings, Inc.	4.1%
Salesforce, Inc.	3.8%
Ciena Corp.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Dow Jones Internet Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Dow Jones Internet Bull 3X ETF
Class Name	Direxion Daily Dow Jones Internet Bull 3X ETF
Trading Symbol	WEBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Dow Jones Internet Bull 3X ETF	$40	0.93%
[101]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.93%
Net Assets	$ 111,989,181
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 392,554
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$111,989,181
Number of Holdings	47
Net Advisory Fee	$392,554
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	234.6%
Common Stocks	65.4%
Total (as % of net assets)	300.0%

Index Composition	(%)
Interactive Media & Services	20.2%
Communications Equipment	16.7%
Broadline Retail	13.8%
Software	11.4%
Hotels, Restaurants & Leisure	11.2%
Entertainment	9.5%
IT Services	9.4%
Specialty Retail	2.6%
Financial Services	2.2%
Commercial Services & Supplies	1.4%
Other	1.6%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	11.6%
Meta Platforms, Inc.	8.7%
Netflix, Inc.	7.8%
Cisco Systems, Inc.	7.1%
Alphabet, Inc. Class A	6.4%
Arista Networks, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Booking Holdings, Inc.	4.1%
Salesforce, Inc.	3.8%
Ciena Corp.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Financial Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Financial Bear 3X ETF
Class Name	Direxion Daily Financial Bear 3X ETF
Trading Symbol	FAZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Financial Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Financial Bear 3X ETF	$45	0.91%
[102]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 120,079,975
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 426,565
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$120,079,975
Number of Holdings	8
Net Advisory Fee	$426,565
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Banks	28.4%
Financial Services	28.1%
Capital Markets	26.1%
Insurance	13.1%
Consumer Finance	4.3%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	14.3%
JPMorgan Chase & Co.	10.0%
Visa, Inc. Class A	8.7%
MasterCard, Inc. Class A	6.5%
Bank of America Corp.	3.9%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
Progressive Corp.	2.4%
S&P Global, Inc.	2.3%
American Express Co.	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Financial Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Financial Bull 3X ETF
Class Name	Direxion Daily Financial Bull 3X ETF
Trading Symbol	FAS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Financial Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Financial Bull 3X ETF	$42	0.87%
[103]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%
Net Assets	$ 1,969,603,362
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 8,182,477
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,969,603,362
Number of Holdings	88
Net Advisory Fee	$8,182,477
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	227.9%
Common Stocks	72.1%
Total (as % of net assets)	300.0%

Index Composition	(%)
Banks	28.4%
Financial Services	28.1%
Capital Markets	26.1%
Insurance	13.1%
Consumer Finance	4.3%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	11.7%
JPMorgan Chase & Co.	11.4%
Visa, Inc. Class A	7.5%
MasterCard, Inc. Class A	5.5%
Bank of America Corp.	4.8%
Goldman Sachs Group, Inc.	3.7%
Wells Fargo & Co.	3.4%
Morgan Stanley	3.1%
Citigroup, Inc.	3.0%
American Express Co.	2.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE China Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE China Bear 3X ETF
Class Name	Direxion Daily FTSE China Bear 3X ETF
Trading Symbol	YANG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily FTSE China Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE China Bear 3X ETF	$50	0.93%
[104]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 110,005,788
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 561,279
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$110,005,788
Number of Holdings	7
Net Advisory Fee	$561,279
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Financials	34.7%
Consumer Discretionary	26.5%
Communication Services	15.9%
Energy	5.6%
Information Technology	5.4%
Materials	4.1%
Industrials	3.2%
Health Care	2.3%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	8.6%
China Construction Bank Corp. Class H	8.3%
Tencent Holdings Ltd.	7.7%
Industrial & Commercial Bank of China Ltd.	6.1%
Xiaomi Corp.	5.4%
Meituan Class B	4.8%
Ping An Insurance Group Comapny of China Ltd.	4.4%
BYD	4.1%
Bank of China Ltd. Class H	3.8%
NetEase, Inc.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE China Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE China Bull 3X ETF
Class Name	Direxion Daily FTSE China Bull 3X ETF
Trading Symbol	YINN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily FTSE China Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE China Bull 3X ETF	$40	0.92%
[105]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.92%
Net Assets	$ 765,802,826
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 3,161,627
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$765,802,826
Number of Holdings	13
Net Advisory Fee	$3,161,627
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	245.5%
Investment Companies	54.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
Financials	34.7%
Consumer Discretionary	26.5%
Communication Services	15.9%
Energy	5.6%
Information Technology	5.4%
Materials	4.1%
Industrials	3.2%
Health Care	2.3%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	8.6%
China Construction Bank Corp. Class H	8.3%
Tencent Holdings Ltd.	7.7%
Industrial & Commercial Bank of China Ltd.	6.1%
Xiaomi Corp.	5.4%
Meituan Class B	4.8%
Ping An Insurance Group Comapny of China Ltd.	4.4%
BYD	4.1%
Bank of China Ltd. Class H	3.8%
NetEase, Inc.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE Europe Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE Europe Bull 3X ETF
Class Name	Direxion Daily FTSE Europe Bull 3X ETF
Trading Symbol	EURL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily FTSE Europe Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE Europe Bull 3X ETF	$50	0.91%
[106]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Net Assets	$ 59,580,105
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 173,108
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$59,580,105
Number of Holdings	9
Net Advisory Fee	$173,108
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	254.0%
Investment Companies	46.0%
Total (as % of net assets)	300.0%

Index Composition	(%)
United Kingdom	22.3%
Switzerland	14.5%
France	13.5%
Germany	13.2%
Netherlands	8.8%
Sweden	5.5%
Spain	5.5%
Italy	5.2%
Denmark	2.7%
Finland	2.0%
Other	6.8%

Top 10 Constituents of Index	(%)
ASML Holding N.V.	3.6%
HSBC Holdings PLC	2.0%
Roche Holding AG	1.9%
Novartis AG	1.8%
AstraZeneca PLC	1.8%
Nestle SA	1.7%
Shell PLC	1.7%
Siemens AG	1.4%
Banco Santander SA	1.2%
SAP SE	1.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Healthcare Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Healthcare Bull 3X ETF
Class Name	Direxion Daily Healthcare Bull 3X ETF
Trading Symbol	CURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Healthcare Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Healthcare Bull 3X ETF	$44	0.90%
[107]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 138,295,786
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 617,455
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$138,295,786
Number of Holdings	66
Net Advisory Fee	$617,455
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	224.4%
Common Stocks	75.6%
Total (as % of net assets)	300.0%

Index Composition	(%)
Pharmaceuticals	36.3%
Health Care Providers & Services	18.9%
Biotechnology	18.4%
Health Care Equipment & Supplies	17.7%
Life Sciences Tools & Services	8.7%

Top 10 Constituents of Index	(%)
Eli Lilly & Co.	14.1%
Johnson & Johnson	10.6%
AbbVie, Inc.	7.1%
UnitedHealth Group, Inc.	6.4%
Merck & Co., Inc.	5.2%
Amgen, Inc.	3.6%
Thermo Fisher Scientific, Inc.	3.4%
Intuitive Surgical, Inc.	3.1%
Gilead Sciences, Inc.	3.1%
Abbott Laboratories	3.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Homebuilders & Supplies Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Homebuilders & Supplies Bull 3X ETF
Class Name	Direxion Daily Homebuilders & Supplies Bull 3X ETF
Trading Symbol	NAIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Homebuilders & Supplies Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Homebuilders & Supplies Bull 3X ETF	$40	0.92%
[108]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.92%
Net Assets	$ 563,013,654
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 2,104,683
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$563,013,654
Number of Holdings	55
Net Advisory Fee	$2,104,683
Portfolio Turnover	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	223.0%
Common Stocks	77.0%
Total (as % of net assets)	300.0%

Index Composition	(%)
Household Durables	67.1%
Building Products	17.5%
Specialty Retail	9.6%
Chemicals	4.4%
Construction Materials	1.4%

Top 10 Constituents of Index	(%)
D.R. Horton, Inc.	15.8%
PulteGroup, Inc.	9.0%
Lennar Corp. Class A	7.4%
NVR, Inc.	6.7%
Toll Brothers, Inc.	5.1%
TopBuild Corp.	4.7%
The Sherwin Williams Co.	4.4%
Lowe’s Companies, Inc.	4.3%
The Home Depot, Inc.	4.2%
Lennox International, Inc.	3.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Industrials Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Industrials Bull 3X ETF
Class Name	Direxion Daily Industrials Bull 3X ETF
Trading Symbol	DUSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Industrials Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Industrials Bull 3X ETF	$55	0.95%
[109]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%
Net Assets	$ 54,208,649
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 160,543
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,208,649
Number of Holdings	87
Net Advisory Fee	$160,543
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	229.6%
Common Stocks	70.4%
Total (as % of net assets)	300.0%

Index Composition	(%)
Aerospace & Defense	23.5%
Machinery	21.3%
Electrical Equipment	14.8%
Ground Transportation	9.7%
Building Products	5.7%
Commercial Services & Supplies	4.7%
Professional Services	3.9%
Industrial Conglomerates	3.9%
Construction & Engineering	3.9%
Air Freight & Logistics	3.9%
Other	4.7%

Top 10 Constituents of Index	(%)
Caterpillar, Inc.	7.6%
GE Aerospace	5.6%
GE Vernova, Inc	5.4%
RTX Corp.	4.3%
Boeing Co.	3.3%
Eaton Corporation PLC ADR	3.1%
Union Pacific Corp.	2.9%
Uber Technologies, Inc.	2.8%
Deere & Co.	2.7%
Honeywell International, Inc.	2.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Mid Cap Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Mid Cap Bull 3X ETF
Class Name	Direxion Daily Mid Cap Bull 3X ETF
Trading Symbol	MIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Mid Cap Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Mid Cap Bull 3X ETF	$55	0.95%
[110]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%
Net Assets	$ 83,629,960
Holdings Count | $ / shares	406
Advisory Fees Paid, Amount	$ 281,972
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$83,629,960
Number of Holdings	406
Net Advisory Fee	$281,972
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	232.3%
Common Stocks	67.7%
Total (as % of net assets)	300.0%

Index Composition	(%)
Industrials	26.0%
Financials	15.0%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.4%
Real Estate	6.9%
Materials	5.7%
Energy	5.2%
Consumer Staples	3.6%
Utilities	3.3%
Communication Services	1.0%

Top 10 Constituents of Index	(%)
Flex Ltd. ADR	1.0%
TechnipFMC PLC ADR	0.9%
Curtiss-Wright Corp.	0.8%
XPO, Inc.	0.8%
United Therapeutics Corp.	0.7%
Fabrinet ADR	0.7%
MasTec, Inc.	0.7%
nVent Electric PLC ADR	0.7%
Twilio, Inc.	0.7%
Everpure, Inc.	0.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets Bear 3X ETF
Class Name	Direxion Daily MSCI Emerging Markets Bear 3X ETF
Trading Symbol	EDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets Bear 3X ETF	$37	0.95%
[111]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%
Net Assets	$ 34,932,599
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 35,211
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,932,599
Number of Holdings	5
Net Advisory Fee	$35,211
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Taiwan, Province Of China	24.6%
China	18.8%
Republic of Korea	18.7%
India	12.0%
Brazil	4.5%
Hong Kong	3.4%
South Africa	2.8%
Saudi Arabia	2.6%
Mexico	1.8%
United Arab Emirates	1.2%
Other	9.6%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
Samsung Electronics Co. Ltd.	6.0%
SK Hynix, Inc.	4.0%
Tencent Holdings Ltd.	3.3%
Alibaba Group Holding Ltd.	2.4%
Delta Electronics, Inc.	1.1%
MediaTek, Inc.	1.1%
China Construction Bank Corp.	0.9%
HDFC Bank	0.8%
Reliance Industries Ltd.	0.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets Bull 3X ETF
Class Name	Direxion Daily MSCI Emerging Markets Bull 3X ETF
Trading Symbol	EDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets Bull 3X ETF	$57	0.95%
[112]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
Net Assets	$ 197,829,761
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 572,252
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$197,829,761
Number of Holdings	9
Net Advisory Fee	$572,252
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	296.0%
Investment Companies	4.0%
Total (as % of net assets)	300.0%

Index Composition	(%)
Taiwan, Province Of China	24.6%
China	18.8%
Republic of Korea	18.7%
India	12.0%
Brazil	4.5%
Hong Kong	3.4%
South Africa	2.8%
Saudi Arabia	2.6%
Mexico	1.8%
United Arab Emirates	1.2%
Other	9.6%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
Samsung Electronics Co. Ltd.	6.0%
SK Hynix, Inc.	4.0%
Tencent Holdings Ltd.	3.3%
Alibaba Group Holding Ltd.	2.4%
Delta Electronics, Inc.	1.1%
MediaTek, Inc.	1.1%
China Construction Bank Corp.	0.9%
HDFC Bank	0.8%
Reliance Industries Ltd.	0.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Mexico Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Mexico Bull 3X ETF
Class Name	Direxion Daily MSCI Mexico Bull 3X ETF
Trading Symbol	MEXX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI Mexico Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Mexico Bull 3X ETF	$56	0.95%
[113]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
Net Assets	$ 21,441,093
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 82,019
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$21,441,093
Number of Holdings	10
Net Advisory Fee	$82,019
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	251.5%
Investment Companies	48.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
Consumer Staples	25.4%
Materials	24.5%
Financials	17.7%
Industrials	12.4%
Communication Services	10.5%
Real Estate	8.1%
Consumer Discretionary	0.9%
Health Care	0.5%

Top 10 Constituents of Index	(%)
Grupo Mexico Class B	12.9%
Grupo Finance Banorte	10.3%
América Móvil S.A.B. de C.V.	8.7%
Fomento Economico Mexicano	7.2%
Wal-Mart de México S.A.B. de C.V.	5.8%
CEMEX S.A.B. de C.V.	4.7%
Industrias Peñoles, S.A.B. de C.V.	4.1%
Grupo Aeroportuario del Pacífico S.A.B. de C.V.	4.1%
Arca Continental	2.8%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI South Korea Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI South Korea Bull 3X ETF
Class Name	Direxion Daily MSCI South Korea Bull 3X ETF
Trading Symbol	KORU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily MSCI South Korea Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI South Korea Bull 3X ETF	$96	0.90%
[114]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Net Assets	$ 1,551,590,072
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 2,417,517
Investment Company Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,551,590,072
Number of Holdings	10
Net Advisory Fee	$2,417,517
Portfolio Turnover	264%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	248.7%
Investment Companies	51.3%
Total (as % of net assets)	300.0%

Index Composition	(%)
Information Technology	50.1%
Industrials	22.1%
Financials	9.6%
Consumer Discretionary	6.3%
Health Care	3.5%
Communication Services	2.9%
Materials	2.0%
Consumer Staples	1.7%
Energy	1.4%
Utilities	0.4%

Top 10 Constituents of Index	(%)
SK Hynix, Inc.	22.8%
Samsung Electronics Co. Ltd.	22.5%
SK Square Co. Ltd.	2.8%
Hyundai Motor Co.	2.4%
KB Financial Group	2.0%
Doosan Enerbility Co. Ltd.	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.8%
Hanwha Aerospace Co. Ltd.	1.7%
Samsung SDI Co. Ltd.	1.6%
Shinhan Financial Group Co. Ltd.	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Class Name	Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Trading Symbol	PILL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Pharmaceutical & Medical Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	$56	0.95%
[115]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
Net Assets	$ 12,893,068
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 46,910
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,893,068
Number of Holdings	64
Net Advisory Fee	$46,910
Portfolio Turnover	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	225.5%
Common Stocks	74.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
Pharmaceuticals	100.0%

Top 10 Constituents of Index	(%)
Organon & Co.	3.7%
Corcept Therapeutics, Inc.	2.5%
Enliven Therapeutics, Inc.	2.4%
Axsome Therapeutics, Inc.	2.3%
Omeros Corp.	2.2%
Perrigo Co. PLC ADR	2.2%
DefiniumTherapeutics, Inc. ADR	2.1%
Nektar Therapeutics	2.1%
Trevi Therapeutics, Inc.	2.1%
Terns Pharmaceuticals, Inc.	2.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Real Estate Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Real Estate Bear 3X ETF
Class Name	Direxion Daily Real Estate Bear 3X ETF
Trading Symbol	DRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Real Estate Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Real Estate Bear 3X ETF	$41	0.95%
[116]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
Net Assets	$ 32,600,791
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 143,866
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$32,600,791
Number of Holdings	5
Net Advisory Fee	$143,866
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Specialized REITs	41.0%
Health Care REITs	16.6%
Retail REITs	12.8%
Residential REITs	12.4%
Industrial REITs	9.0%
Real Estate Management & Development	5.9%
Hotel & Resort REITs	1.4%
Office REITs	0.9%

Top 10 Constituents of Index	(%)
Welltower, Inc.	10.4%
Prologis, Inc.	9.0%
Equinix, Inc.	7.3%
American Tower Corp.	5.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.6%
Ventas, Inc.	4.4%
CBRE Group, Inc. Class A	4.3%
Public Storage	4.3%
Realty Income Corp.	4.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Real Estate Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Real Estate Bull 3X ETF
Class Name	Direxion Daily Real Estate Bull 3X ETF
Trading Symbol	DRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Real Estate Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Real Estate Bull 3X ETF	$53	0.95%
[117]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Net Assets	$ 46,855,939
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 204,380
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$46,855,939
Number of Holdings	36
Net Advisory Fee	$204,380
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	233.4%
Common Stocks	66.6%
Total (as % of net assets)	300.0%

Index Composition	(%)
Specialized REITs	41.0%
Health Care REITs	16.6%
Retail REITs	12.8%
Residential REITs	12.4%
Industrial REITs	9.0%
Real Estate Management & Development	5.9%
Hotel & Resort REITs	1.4%
Office REITs	0.9%

Top 10 Constituents of Index	(%)
Welltower, Inc.	10.4%
Prologis, Inc.	9.0%
Equinix, Inc.	7.3%
American Tower Corp.	5.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.6%
Ventas, Inc.	4.4%
CBRE Group, Inc. Class A	4.3%
Public Storage	4.3%
Realty Income Corp.	4.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Regional Banks Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Regional Banks Bull 3X ETF
Class Name	Direxion Daily Regional Banks Bull 3X ETF
Trading Symbol	DPST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Regional Banks Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Regional Banks Bull 3X ETF	$53	0.88%
[118]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.88%
Net Assets	$ 496,048,189
Holdings Count | $ / shares	159
Advisory Fees Paid, Amount	$ 2,302,479
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$496,048,189
Number of Holdings	159
Net Advisory Fee	$2,302,479
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	231.9%
Common Stocks	68.1%
Total (as % of net assets)	300.0%

Index Composition	(%)
Banks	100.0%

Top 10 Constituents of Index	(%)
East West Bancorp, Inc.	1.6%
Western Alliance Bancorp	1.6%
Popular, Inc. ADR	1.6%
Pinnacle Financial Partners, Inc.	1.6%
Zions Bancorp	1.6%
Valley National Bancorp	1.6%
Associated Banc-Corp.	1.6%
UMB Financial Corp.	1.5%
Flagstar Bank NA	1.5%
Truist Financial Corp.	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Retail Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Retail Bull 3X ETF
Class Name	Direxion Daily Retail Bull 3X ETF
Trading Symbol	RETL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Retail Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Retail Bull 3X ETF	$49	0.95%
[119]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 31,458,519
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 122,614
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,458,519
Number of Holdings	81
Net Advisory Fee	$122,614
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	226.9%
Common Stocks	73.1%
Total (as % of net assets)	300.0%

Index Composition	(%)
Specialty Retail	65.5%
Consumer Staples Distribution & Retail	21.1%
Broadline Retail	13.4%

Top 10 Constituents of Index	(%)
Murphy USA, Inc.	1.8%
Sonic Automotive, Inc.	1.7%
Carvana Co.	1.7%
Grocery Outlet Holding Corp.	1.7%
Amazon.com, Inc.	1.7%
Etsy, Inc.	1.7%
Casey’s General Stores, Inc.	1.6%
The RealReal, Inc.	1.6%
Dick’s Sporting Goods, Inc.	1.6%
Maplebear, Inc.	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bear 3X ETF
Class Name	Direxion Daily S&P 500® Bear 3X ETF
Trading Symbol	SPXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bear 3X ETF	$42	0.92%
[120]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.92%
Net Assets	$ 385,073,345
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 1,404,475
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$385,073,345
Number of Holdings	11
Net Advisory Fee	$1,404,475
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. Class C	2.9%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bull 3X ETF
Class Name	Direxion Daily S&P 500® Bull 3X ETF
Trading Symbol	SPXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bull 3X ETF	$42	0.81%
[121]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 5,929,370,932
Holdings Count | $ / shares	516
Advisory Fees Paid, Amount	$ 17,534,616
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,929,370,932
Number of Holdings	516
Net Advisory Fee	$17,534,616
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	229.6%
Common Stocks	70.4%
Total (as % of net assets)	300.0%

Index Composition	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. Class C	2.9%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® High Beta Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® High Beta Bear 3X ETF
Class Name	Direxion Daily S&P 500® High Beta Bear 3X ETF
Trading Symbol	HIBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bear 3X ETF for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bear 3X ETF	$37	0.95%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%
Net Assets	$ 19,043,013
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 88,930
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,043,013
Number of Holdings	8
Net Advisory Fee	$88,930
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Information Technology	45.0%
Financials	15.2%
Consumer Discretionary	12.3%
Industrials	11.0%
Materials	5.1%
Utilities	3.2%
Health Care	2.9%
Communication Services	2.5%
Energy	2.2%
Consumer Staples	0.6%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	2.0%
Dell Technologies, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Intel Corp.	1.7%
Western Digital Corp.	1.7%
Micron Technology, Inc.	1.6%
ON Semiconductor Corp.	1.6%
Carvana Co.	1.5%
Coinbase Global, Inc.	1.5%
Microchip Technology, Inc.	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® High Beta Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® High Beta Bull 3X ETF
Class Name	Direxion Daily S&P 500® High Beta Bull 3X ETF
Trading Symbol	HIBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® High Beta Bull 3X ETF	$57	0.95%
[122]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
Net Assets	$ 78,906,369
Holdings Count | $ / shares	107
Advisory Fees Paid, Amount	$ 230,403
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$78,906,369
Number of Holdings	107
Net Advisory Fee	$230,403
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	236.7%
Common Stocks	63.3%
Total (as % of net assets)	300.0%

Index Composition	(%)
Information Technology	45.0%
Financials	15.2%
Consumer Discretionary	12.3%
Industrials	11.0%
Materials	5.1%
Utilities	3.2%
Health Care	2.9%
Communication Services	2.5%
Energy	2.2%
Consumer Staples	0.6%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	2.0%
Dell Technologies, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Intel Corp.	1.7%
Western Digital Corp.	1.7%
Micron Technology, Inc.	1.6%
ON Semiconductor Corp.	1.6%
Carvana Co.	1.5%
Coinbase Global, Inc.	1.5%
Microchip Technology, Inc.	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Biotech Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Biotech Bear 3X ETF
Class Name	Direxion Daily S&P Biotech Bear 3X ETF
Trading Symbol	LABD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P Biotech Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Biotech Bear 3X ETF	$36	0.95%
[123]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.95%
Net Assets	$ 68,085,981
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 299,617
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$68,085,981
Number of Holdings	10
Net Advisory Fee	$299,617
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Apellis Pharmaceuticals, Inc.	1.9%
Revolution Medicines, Inc.	1.6%
Travere Therapeutics, Inc.	1.6%
Arrowhead Pharmaceuticals, Inc.	1.4%
Twist Bioscience Corp.	1.4%
Summit Therapeutics, Inc.	1.4%
Alkermes PLC ADR	1.4%
TG Therapeutics, Inc.	1.4%
Madrigal Pharmaceuticals, Inc.	1.4%
Beam Therapeutics, Inc.	1.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Biotech Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Biotech Bull 3X ETF
Class Name	Direxion Daily S&P Biotech Bull 3X ETF
Trading Symbol	LABU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily S&P Biotech Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Biotech Bull 3X ETF	$54	0.92%
[124]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.92%
Net Assets	$ 518,886,936
Holdings Count | $ / shares	160
Advisory Fees Paid, Amount	$ 2,379,929
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$518,886,936
Number of Holdings	160
Net Advisory Fee	$2,379,929
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	217.8%
Common Stocks	82.2%
Total (as % of net assets)	300.0%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Apellis Pharmaceuticals, Inc.	1.9%
Revolution Medicines, Inc.	1.6%
Travere Therapeutics, Inc.	1.6%
Arrowhead Pharmaceuticals, Inc.	1.4%
Twist Bioscience Corp.	1.4%
Summit Therapeutics, Inc.	1.4%
Alkermes PLC ADR	1.4%
TG Therapeutics, Inc.	1.4%
Madrigal Pharmaceuticals, Inc.	1.4%
Beam Therapeutics, Inc.	1.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductor Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductor Bear 3X ETF
Class Name	Direxion Daily Semiconductor Bear 3X ETF
Trading Symbol	SOXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Semiconductor Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductor Bear 3X ETF	$26	0.86%
[125]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.86%
Net Assets	$ 1,851,360,756
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 4,302,320
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,851,360,756
Number of Holdings	12
Net Advisory Fee	$4,302,320
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	8.0%
Broadcom, Inc.	8.0%
Micron Technology, Inc.	7.6%
NVIDIA Corp.	6.9%
Intel Corp.	6.3%
Marvell Technology, Inc.	6.2%
Applied Materials, Inc.	4.8%
Monolithic Power Systems, Inc.	4.3%
Texas Instruments, Inc.	4.0%
NXP Semiconductors NV ADR	3.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductor Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductor Bull 3X ETF
Class Name	Direxion Daily Semiconductor Bull 3X ETF
Trading Symbol	SOXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Semiconductor Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductor Bull 3X ETF	$64	0.71%
[126]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.71%
Net Assets	$ 16,949,753,999
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 37,334,898
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,949,753,999
Number of Holdings	42
Net Advisory Fee	$37,334,898
Portfolio Turnover	120%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	243.3%
Common Stocks	56.7%
Total (as % of net assets)	300.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	8.0%
Broadcom, Inc.	8.0%
Micron Technology, Inc.	7.6%
NVIDIA Corp.	6.9%
Intel Corp.	6.3%
Marvell Technology, Inc.	6.2%
Applied Materials, Inc.	4.8%
Monolithic Power Systems, Inc.	4.3%
Texas Instruments, Inc.	4.0%
NXP Semiconductors NV ADR	3.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Small Cap Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Small Cap Bear 3X ETF
Class Name	Direxion Daily Small Cap Bear 3X ETF
Trading Symbol	TZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Small Cap Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Small Cap Bear 3X ETF	$37	0.90%
[127]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.90%
Net Assets	$ 265,841,724
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 1,025,322
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$265,841,724
Number of Holdings	11
Net Advisory Fee	$1,025,322
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Industrials	19.3%
Financials	16.6%
Health Care	16.3%
Information Technology	16.3%
Consumer Discretionary	8.1%
Energy	6.3%
Real Estate	5.2%
Materials	4.7%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	1.7%

Top 10 Constituents of Index	(%)
Bloom Energy Corp. Class A	1.9%
Credo Technology Group Holding Shares	0.9%
Fabrinet	0.8%
Coeur Mining, Inc.	0.6%
Nextpower, Inc.	0.5%
EchoStar Corp.	0.5%
TTM Technologies, Inc.	0.5%
IonQ, Inc.	0.5%
Sterling Infrastructure, Inc.	0.5%
Advanced Energy Industries, Inc.	0.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Small Cap Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Small Cap Bull 3X ETF
Class Name	Direxion Daily Small Cap Bull 3X ETF
Trading Symbol	TNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Small Cap Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Small Cap Bull 3X ETF	$51	0.89%
[128]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.89%
Net Assets	$ 1,500,348,589
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 6,147,368
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,500,348,589
Number of Holdings	11
Net Advisory Fee	$6,147,368
Portfolio Turnover	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	230.0%
Investment Companies	70.0%
Total (as % of net assets)	300.0%

Index Composition	(%)
Industrials	19.3%
Financials	16.6%
Health Care	16.3%
Information Technology	16.3%
Consumer Discretionary	8.1%
Energy	6.3%
Real Estate	5.2%
Materials	4.7%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	1.7%

Top 10 Constituents of Index	(%)
Bloom Energy Corp. Class A	1.9%
Credo Technology Group Holding Shares	0.9%
Fabrinet	0.8%
Coeur Mining, Inc.	0.6%
Nextpower, Inc.	0.5%
EchoStar Corp.	0.5%
TTM Technologies, Inc.	0.5%
IonQ, Inc.	0.5%
Sterling Infrastructure, Inc.	0.5%
Advanced Energy Industries, Inc.	0.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Bear 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Bear 3X ETF
Class Name	Direxion Daily Technology Bear 3X ETF
Trading Symbol	TECS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Technology Bear 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Bear 3X ETF	$40	0.92%
[129]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.92%
Net Assets	$ 85,075,245
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 329,493
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$85,075,245
Number of Holdings	12
Net Advisory Fee	$329,493
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	46.6%
Software	23.5%
Technology Hardware, Storage & Peripherals	16.7%
Communications Equipment	5.7%
Electronic Equipment, Instruments & Components	4.4%
IT Services	3.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	14.8%
Apple, Inc.	12.2%
Microsoft Corp.	9.2%
Broadcom, Inc.	6.0%
Micron Technology, Inc.	4.3%
Advanced Micro Devices, Inc.	4.3%
Intel Corp.	3.3%
Cisco Systems, Inc.	2.7%
Lam Research Corp.	2.4%
Palantir Technologies, Inc.	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Bull 3X ETF
Class Name	Direxion Daily Technology Bull 3X ETF
Trading Symbol	TECL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Technology Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Bull 3X ETF	$41	0.81%
[130]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 4,736,583,110
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 12,774,355
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,736,583,110
Number of Holdings	85
Net Advisory Fee	$12,774,355
Portfolio Turnover	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	230.5%
Common Stocks	69.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	46.6%
Software	23.5%
Technology Hardware, Storage & Peripherals	16.7%
Communications Equipment	5.7%
Electronic Equipment, Instruments & Components	4.4%
IT Services	3.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	14.8%
Apple, Inc.	12.2%
Microsoft Corp.	9.2%
Broadcom, Inc.	6.0%
Micron Technology, Inc.	4.3%
Advanced Micro Devices, Inc.	4.3%
Intel Corp.	3.3%
Cisco Systems, Inc.	2.7%
Lam Research Corp.	2.4%
Palantir Technologies, Inc.	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Transportation Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Transportation Bull 3X ETF
Class Name	Direxion Daily Transportation Bull 3X ETF
Trading Symbol	TPOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Transportation Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Transportation Bull 3X ETF	$54	0.95%
[131]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
Net Assets	$ 18,039,194
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 44,850
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,039,194
Number of Holdings	51
Net Advisory Fee	$44,850
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	228.9%
Common Stocks	71.1%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Ground Transportation	62.0%
Air Freight & Logistics	20.8%
Passenger Airlines	15.1%
Marine Transportation	2.1%

Top 10 Constituents of Index	(%)
Union Pacific Corp.	16.5%
Uber Technologies, Inc.	15.9%
FedEx Corp.	9.0%
Delta Air Lines, Inc.	4.8%
CSX Corp.	4.7%
Old Dominion Freight Line, Inc.	4.7%
United Parcel Service, Inc. Class B	4.5%
Norfolk Southern Corp.	4.4%
United Continental Holdings, Inc.	4.1%
XPO, Inc.	3.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Utilities Bull 3X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Utilities Bull 3X ETF
Class Name	Direxion Daily Utilities Bull 3X ETF
Trading Symbol	UTSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Direxion Daily Utilities Bull 3X ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Utilities Bull 3X ETF	$50	0.95%
[132]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 43,481,499
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 170,344
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$43,481,499
Number of Holdings	40
Net Advisory Fee	$170,344
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	238.1%
Common Stocks	61.9%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Electric Utilities	66.1%
Multi-Utilities	25.8%
Independent Power and Renewable Electricity Producers	4.2%
Gas Utilities	2.2%
Water Utilities	1.7%

Top 10 Constituents of Index	(%)
NextEra Energy, Inc.	14.1%
Southern Co.	7.3%
Duke Energy Corp.	7.0%
Constellation Energy Corp.	6.7%
American Electric Power Co., Inc.	5.1%
Sempra Energy	4.3%
Dominion Energy, Inc.	3.8%
Entergy Corp.	3.7%
Vistra Corp.	3.5%
Xcel Energy, Inc.	3.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion

[1]
*	Percentage shown is annualized.

[2]
*	Percentage shown is annualized.

[3]
*	Percentage shown is annualized.

[4]
*	Percentage shown is annualized.

[5]
*	Percentage shown is annualized.

[6]
**	Percentage shown is annualized.

[7]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[8]
*	Percentage shown is annualized.

[9]
*	Percentage shown is annualized.

[10]
*	Percentage shown is annualized.

[11]
*	Percentage shown is annualized.

[12]
*	Percentage shown is annualized.

[13]
*	Percentage shown is annualized.

[14]
**	Percentage shown is annualized.

[15]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[16]
*	Percentage shown is annualized.

[17]
*	Percentage shown is annualized.

[18]
*	Percentage shown is annualized.

[19]
**	Percentage shown is annualized.

[20]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[21]
*	Percentage shown is annualized.

[22]
*	Percentage shown is annualized.

[23]
**	Percentage shown is annualized.

[24]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[25]
*	Percentage shown is annualized.

[26]
*	Percentage shown is annualized.

[27]
*	Percentage shown is annualized.

[28]
*	Percentage shown is annualized.

[29]
*	Percentage shown is annualized.

[30]
*	Percentage shown is annualized.

[31]
*	Percentage shown is annualized.

[32]
*	Percentage shown is annualized.

[33]
*	Percentage shown is annualized.

[34]
*	Percentage shown is annualized.

[35]
**	Percentage shown is annualized.

[36]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[37]
**	Percentage shown is annualized.

[38]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[39]
*	Percentage shown is annualized.

[40]
*	Percentage shown is annualized.

[41]
*	Percentage shown is annualized.

[42]
*	Percentage shown is annualized.

[43]
*	Percentage shown is annualized.

[44]
*	Percentage shown is annualized.

[45]
*	Percentage shown is annualized.

[46]
*	Percentage shown is annualized.

[47]
**	Percentage shown is annualized.

[48]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[49]
*	Percentage shown is annualized.

[50]
*	Percentage shown is annualized.

[51]
*	Percentage shown is annualized.

[52]
*	Percentage shown is annualized.

[53]
*	Percentage shown is annualized.

[54]
*	Percentage shown is annualized.

[55]
*	Percentage shown is annualized.

[56]
*	Percentage shown is annualized.

[57]
*	Percentage shown is annualized.

[58]
*	Percentage shown is annualized.

[59]
*	Percentage shown is annualized.

[60]
**	Percentage shown is annualized.

[61]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[62]
**	Percentage shown is annualized.

[63]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[64]
*	Percentage shown is annualized.

[65]
*	Percentage shown is annualized.

[66]
*	Percentage shown is annualized.

[67]
*	Percentage shown is annualized.

[68]
**	Percentage shown is annualized.

[69]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[70]
*	Percentage shown is annualized.

[71]
*	Percentage shown is annualized.

[72]
*	Percentage shown is annualized.

[73]
*	Percentage shown is annualized.

[74]
*	Percentage shown is annualized.

[75]
*	Percentage shown is annualized.

[76]
*	Percentage shown is annualized.

[77]
*	Percentage shown is annualized.

[78]
*	Percentage shown is annualized.

[79]
*	Percentage shown is annualized.

[80]
**	Percentage shown is annualized.

[81]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[82]
*	Percentage shown is annualized.

[83]
*	Percentage shown is annualized.

[84]
*	Percentage shown is annualized.

[85]
*	Percentage shown is annualized.

[86]
*	Percentage shown is annualized.

[87]
*	Percentage shown is annualized.

[88]
**	Percentage shown is annualized.

[89]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[90]
**	Percentage shown is annualized.

[91]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[92]
*	Percentage shown is annualized.

[93]
*	Percentage shown is annualized.

[94]
*	Percentage shown is annualized.

[95]
*	Percentage shown is annualized.

[96]
*	Percentage shown is annualized.

[97]
*	Percentage shown is annualized.

[98]
*	Percentage shown is annualized.

[99]
*	Percentage shown is annualized.

[100]
*	Percentage shown is annualized.

[101]
*	Percentage shown is annualized.

[102]
*	Percentage shown is annualized.

[103]
*	Percentage shown is annualized.

[104]
*	Percentage shown is annualized.

[105]
*	Percentage shown is annualized.

[106]
*	Percentage shown is annualized.

[107]
*	Percentage shown is annualized.

[108]
*	Percentage shown is annualized.

[109]
*	Percentage shown is annualized.

[110]
*	Percentage shown is annualized.

[111]
*	Percentage shown is annualized.

[112]
*	Percentage shown is annualized.

[113]
*	Percentage shown is annualized.

[114]
*	Percentage shown is annualized.

[115]
*	Percentage shown is annualized.

[116]
*	Percentage shown is annualized.

[117]
*	Percentage shown is annualized.

[118]
*	Percentage shown is annualized.

[119]
*	Percentage shown is annualized.

[120]
*	Percentage shown is annualized.

[121]
*	Percentage shown is annualized.

[122]
*	Percentage shown is annualized.

[123]
*	Percentage shown is annualized.

[124]
*	Percentage shown is annualized.

[125]
*	Percentage shown is annualized.

[126]
*	Percentage shown is annualized.

[127]
*	Percentage shown is annualized.

[128]
*	Percentage shown is annualized.

[129]
*	Percentage shown is annualized.

[130]
*	Percentage shown is annualized.

[131]
*	Percentage shown is annualized.

[132]
*	Percentage shown is annualized.